Basis of Presentation and General Information - Summary of Gain on Sale of Company's Subsidiary (Details) - USD ($)		4 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 27, 2025	Dec. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiary		$ 12,862,936	$ 61,130
Heidmar Trading DMCC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets	$ 5,244,620
Liabilities	(5,295,750)
Net liabilities	(51,130)
Cash	10,000
Total fair value of consideration for the disposal	10,000
Gain on disposal of subsidiary	$ 61,130